Intangible Assets (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 14, 2024	May 01, 2017	Aug. 01, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2015
Intangible Assets [Line Items]
Milestone payments				$ 2,200
Milestone payments amount				200
Approval to market				1,000
Marketing approval amount				$ 250
Received amount							$ 4,000
Receipt of required investment		$ 5,000
Expiry term				11 years
Required payment of liquidated damages				$ 8,000
Remaining liability				380
Assets remained amount				380	$ 380	$ 380
Acquisition percentage	100.00%
Intangible assets amount	$ 3,601			$ 3,816	$ 380
Bottom of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties				2.00%
Percentage of sublicense fees				15.00%
Top of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties				3.00%
Percentage of sublicense fees				20.00%
Yeda [Member]
Intangible Assets [Line Items]
Remaining liability				$ 127
License Agreement [Member]
Intangible Assets [Line Items]
Receipt of investment			$ 5,000